Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	601	496	3,380	2,693
Others	14	9	261	52
Fixed Rate Notes
US dollars	124	410	13,457	10,073
EUR	–	–	1,979	970
Accrued charges	324	221	–	–

	1,063	1,136	19,077	13,788

Brazilian debt
Brazilian Reais indexed to Brazilian Government long-term interest rate—TJLP/CDI and General Price Index-Market (IGP-M)	175	247	6,066	5,245
Basket of currencies	2	–	10	–
Non-convertible debentures	1,957	–	379	2,505
US dollars denominated	170	–	1,267	–
Accrued charges	101	112	–	–

	2,405	359	7,722	7,750

Total	3,468	1,495	26,799	21,538

Maturities of Long-term Debt	The long-term portion at December 31, 2012 was as follows:

2014	1,371
2015	1,204
2016	1,884
2017 and after	22,340

26,799

Annual interest rates on long-term debt

       At December 31, 2012 annual interest rates on long-term debt were as follows:

Up to 3%	5,443
3.1% to 5%(*)	5,691
5.1% to 7%(**)	12,393
7.1% to 9%(**)	4,921
9.1% to 11%(**)	1,338
Over 11%(**)	481

30,267

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.
(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and TJLP plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 8,227 of which US$ 7,890 has an original interest rate above 5.1% per year. The average cost of debts not denominated in U.S. Dollars after derivatives contracting is 3.16% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of December 31, 2012				Balance
					December 31, 2012	December 31, 2011
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	1,973	2,167
Tranche "B"—Salobo	5	5	No date	6.5% p.a + IGP-DI	379	364

					2,352	2,531

Short-term portion					1,957
Long-term portion					379	2,505
Accrued charges					16	26

					2,352	2,531

Indexation rates applied to debt

	Year ended as of
	2012	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	5.7	6.0	6.0
IGP-M—General Price Index-Market	7.6	5.0	10.9
Appreciation (devaluation) of Real against US dollar	(8.6)	(10.8)	4.5

Schedule of credit lines and revolving credit lines

		Credit line
						Amounts drawn at December 31,
	Contractual Currency			Available until	Total amount available
Financial Institution		Date of agreement				2012	2011	2010
Revolving Credit Lines
Revolving Credit Facility—Vale/Vale International/ Vale Canada	US$	April 2011		5 years	3,000	–	–	–
Credit Lines
Nippon Export and investment Insurance ("Nexi")	US$	May 2008*(a	)	5 years**	2,000	300	300	150
Japan Bank for International Cooperation ("JBIC")	US$	May 2008*(b	)	5 years**	3,000	–	–	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")	R$	April 2008*(c	)	5 years**	3,572	1,753	1,368	941
Loans
Export-Import Bank of China e Bank of China Limited	US$	September 2010(d	)	13 years	1,229	837	467	291
Export Development Canada ("EDC")	US$	October 2010(e	)	10 years	1,000	975	500	250
Korean Trade Insurance Corporation ("K-Sure")	US$	August 2011(f	)	12 years	528	409	161	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")
Vale Fertilizantes	R$	November 2009(g	)	9 years	20	20	18	18
PSI 4.50%	R$	June 2010(h	)	10 years	379	343	258	100
Vale Fertilizantes	R$	October 2010(i	)	8 years	121	110	109	91
PSI 5.50%	R$	March 2011(j	)	10 years	50	43	43	–
CLN 150	R$	September 2012(k	)	10 years	1,900	1,032	–	–
Vale Fertilizantes	R$	October 2012(l	)	6 years	44	44	–	–
PSI 2.50%	R$	December 2012(m	)	10 years	89	–	–	–
*
Memorandum of Understanding ("MOU") signature date
**
The availability for application of projects is 5 years.
(a)
Mining projects, logistics and energy generation. Vale through its subsidiary PT Vale Indonesia Tbk (PTVI) applied in the amount of US$ 300 million for the financing of the construction of the hydroelectric plant of Karebbe, Indonesia and withdrew totally.
(b)
Mining projects, logistics and energy generation.
(c)
Credit Lines to finance projects.
(d)
Acquisition of twelve large ore carriers from Chinese shipyards.
(e)
Financing investments in Canada and Canadian exports.
(f)
Acquisition of five large ore carriers and two capesize bulkers from two Korean shipyards. The maturity period is counted from each vessel delivery.
(g)
Gypsum storage in Uberaba plant.
(h)
Acquisition of domestic equipments.
(i)
Expansion of production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(j)
Acquisition of domestic equipments.
(k)
Capacitação Logística Norte 150 Project (CLN 150).
(l)
Supplemental resources to expand production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(m)
Acquisition of wagons by VLI Multimodal.